Staff Costs - Summary of Staff Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Wages and salaries	$ 10,403	$ 9,023	$ 7,715
Social charges	2,124	946	993
Post-employment benefits expense	145	416	435
Share-based payments	11,884	9,152	8,856
Total staff costs	$ 24,556	$ 19,537	$ 17,999